Significant Transactions (Tables) - OneMain Holdings, Inc. [Member]	12 Months Ended
Dec. 31, 2016
Schedule of Business Acquisitions, by Acquisition

The excess of the purchase price over the fair values, which we recorded as goodwill, was determined as follows:

(dollars in millions)	As Reported	Adjustments *		As Adjusted

Cash consideration	$4,478	$(23	)(a)	$4,455
Fair value of assets acquired:
Cash and cash equivalents	958	-		958
Investment securities	1,294	-		1,294
Personal loans	8,801	(6	)(b)	8,795
Intangibles	555	3	(c)	558
Other assets	247	(3	)(d)	244
Fair value of liabilities assumed:
Long-term debt	(7,725)	-		(7,725)
Unearned premium, insurance policy and claims reserves	(936)	-		(936)
Other liabilities	(156)	1	(e)	(155)
Goodwill	$1,440			$1,422

Business Acquisition, Pro Forma Information

The following table presents the unaudited pro forma financial information:

(dollars in millions)
Years Ended December 31,	2015	2014

Interest income	$3,237	$3,124
Net income (loss) attributable to OneMain Holdings, Inc.	(110)	103